                                                            Interim Report

                                                            as of April 30, 2000

                                   Evergreen
                                  Sector Funds


                           [LOGO OF EVERGREEN FUNDS]

--------------------------------------------------------------------------------
                               Table of Contents
--------------------------------------------------------------------------------

Letter to Shareholders .....................................................   1

Health Care Fund
   Fund at a Glance ........................................................   2
   Portfolio Manager Interview .............................................   3

Technology Fund
   Fund at a Glance ........................................................   5
   Portfolio Manager Interview .............................................   6

Financial Highlights
   Health Care Fund ........................................................   8
   Technology Fund .........................................................  10

Schedule of Investments
   Health Care Fund ........................................................  12
   Technology Fund .........................................................  14

Statements of Assets and Liabilities .......................................  16
Statements of Operations ...................................................  17

Statements of Changes in Net Assets ........................................  18

Combined Notes to
Financial Statements .......................................................  19



--------------------------------------------------------------------------------
                                Evergreen Funds
--------------------------------------------------------------------------------

Evergreen Funds is one of the nation's fastest growing investment companies with approximately $80 billion in assets under management.

With over 80 mutual funds to choose among and acclaimed service and operations capabilities, investors enjoy a broad range of quality investment products and services designed to meet their needs.

The Evergreen Funds employ intensive, research-driven investment strategies executed by over 90 research analysts and portfolio managers. The fund company remains dedicated to meeting the needs of investors and their advisors in a global economy. Look to Evergreen Funds to provide a distinctive level of service and excellence in investment management.

This interim report must be preceded or accompanied by a prospectus of an Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.


     Mutual Funds: NOT FDIC INSURED   MAY LOSE VALUE   NOT BANK GUARANTEED

                           Evergreen Distributor,Inc.
   Evergreen Funds(SM) is a service mark of Evergreen Investment Services, Inc.

                             Letter to Shareholders
                                   June 2000

    [PHOTO]

William M. Ennis
President and CEO

Dear Evergreen Shareholders,

We are pleased to provide the Evergreen Sector Funds interim report, which covers the four-month period since the funds' inceptions through April 30, 2000.

U.S. Markets Experience Volatility

Since the inception of the Sector Funds in December 1999, the health care and technology sectors have experienced significant ups and downs. By the end of 1999 and into early 2000, both sectors saw investors bidding up prices that could not be sustained. The overvaluation of the sectors contributed to a dramatic change in market sentiment, directing many investors to seek stocks with more reasonable valuations.

By employing a combination of fundamental research and quantitative screening for stocks in each sector, we seek companies whose earnings and valuations, in our opinion, are reasonable and sustainable. While we believe there will be short-term declines in the health care and technology sectors, we believe the long-term growth prospects for these areas of the market could be excellent.

The Federal Reserve Board increased interest rates twice during the period resulting in the highest Fed funds rate since May 1995. Normally, the tightening of the money supply would curtail consumer spending, however, investors in stocks and equity funds seemed to be ignoring the Fed's actions to insulate the economy from the threat of inflation.

Despite the recent volatility, the threat of inflation and the Federal Reserve's response to it, investors remain positive about the U.S. economy and the long-term potential of the U.S. markets. At Evergreen, we believe the economy is still fundamentally strong and that the Federal Reserve will continue to act aggressively to contain inflation. We remain cautiously optimistic about continued growth in the markets.

Website Enhancements

Please visit our enhanced website, evergreen-funds.com, for more information about Evergreen Funds. The site offers an array of helpful information including an investment education center, interactive calculators to assist your investment planning and general information about Evergreen Funds.

We believe that sound investing is about taking steps to meet your long-term financial needs and goals. We remind you to take advantage of your financial advisor's expertise to develop and refine a financial plan that will enable you to meet your objectives. Evergreen Funds offers a broad mix of stock, bond and money market funds that should assist you in choosing the most appropriate for your portfolio.

Thank you for your continued investment in Evergreen Funds.

Sincerely,

/s/ William M. Ennis
William M. Ennis
President and CEO
Evergreen Investment Company, Inc.

                                   EVERGREEN
                                Health Care Fund
                     Fund at a Glance as of April 30, 2000

"While we believe there will be short-term declines in the health care sector, we believe the long-term growth prospects for this area of the market could be excellent."

                              Portfolio Management
                            ------------------------

                                    [PHOTO]

                                Liu-Er Chen,CFA
                             Tenure: December 1999

--------------------------------------------------------------------------------
                            PERFORMANCE AND RETURNS1
--------------------------------------------------------------------------------

Portfolio Inception Date: 12/22/1999      Class A      Class B     Class C     Class Y
Class Inception Date                    12/22/1999   12/22/1999  12/22/1999  12/22/1999
-----------------------------------------------------------------------------------------
Since Portfolio Inception w/               51.81%       53.80%      56.80%        n/a
sales charge
-----------------------------------------------------------------------------------------
Since Portfolio Inception w/o              59.40%       58.80%      58.80%      59.40%
sales charge
-----------------------------------------------------------------------------------------
Maximum Sales Charge                        4.75%        5.00%       2.00%        n/a
                                         Front End       CDSC        CDSC
-----------------------------------------------------------------------------------------

                                    [GRAPH]

--------------------------------------------------------------------------------
                                LONG TERM GROWTH
--------------------------------------------------------------------------------

                Class A     S & P 500     S&P 1500        CPI

12/22/99          9,525       10,000       10,000          N/A
12/31/99          9,982       10,231       10,126       10,000
 1/31/00         11,677        9,710       10,776       10,024
 2/29/00         17,963        9,515        9,949       10,083
 3/31/00         15,335       10,435       10,265       10,166
 4/30/00         15,183       10,113       10,984       10,197


Comparison of a $10,000 investment in Evergreen Health Care Fund, Class A shares1, versus a similar investment in Standard and Poor's 1500 Supercomposite Health Care Sector Index (S&P 1500-Health Care), the Standard and Poor's 500 Index (S&P 500) and the Consumer Price Index (CPI).

The S&P 1500-Health Care and S&P 500 are unmanaged market indices which do not include transaction costs associated with buying and selling securities or any mutual fund expenses. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

Foreign investments may contain more risk due to the inherent risks associated with changing political climates, foreign market instability and foreign currency fluctuations. Risks of international investing are magnified in emerging or developing markets.

Funds that concentrate their investments in a single sector may face an increased risk of price fluctuation over more diversified funds due to adverse developments within that sector.

Smaller capitalization stock investing may offer the potential for greater long-term results, however, it is also generally associated with greater price volatility due to the higher risk of failure.

The Fund's investment objective is non-fundamental and may be changed without the vote of the Fund's shareholders.

1 Past performance is no guarantee of future results. The performance of each class may vary based on differences in loads, fees and expenses paid by the shareholders investing in each class. The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than original cost. Performance includes the reinvestment of income dividends and capital gains distributions.

Performance results are extremely short term, and may not provide an adequate basis for evaluating a fund's performance potential over varying market conditions or economic cycles. Unusual investment returns may be a result of a fund's recent inception, existing market and economic conditions and the increased potential of a small number of stocks affecting fund performance due to the smaller asset size. Most mutual funds are intended to be long-term investments.

                                   EVERGREEN
                               Health Care Fund
                          Porfolio Manager Interview

How did the Fund perform?

From the commencement of operations on December 22, 1999, the Class A shares of the Evergreen Health Care Fund produced a return of 59.40% through April 30, 2000, unadjusted for any applicable sales charge. In comparison, the Lipper Health Care/Biotechnology category average returned 19.36%, according to Lipper Inc., an independent monitor of mutual fund performance. The S&P 500 and S&P 1500-Health Care Indices returned 1.13% and 9.84%, respectively for the same period. These results are before the deduction of any applicable sales charges.

                                   Portfolio
                                Characteristics
                                ---------------
                               (as of 4/30/2000)

Total Net Assets                                                   $8,385,830
Number of Holdings                                                         72

How do you manage the Fund?

We seek to achieve superior performance by allocating assets to sectors in which the economic value is shifting and by choosing what we believe are winners in each individual sector. Demographic and regulatory changes as well as technological evolution tend to benefit companies in the various sectors differently. Companies have delivered historically consistent high returns if they have competent management, competitive franchises, high growth products and evolving management processes. We manage the Fund by using a combination of fundamental research and quantitative screening.

What factors influenced health care stocks during the period?

A number of unresolved national issues had an impact on the health care sector. These included the national debate over whether or not Medicare should pay for prescription drugs, proposed legislation called the "patients' bill of rights," which would allow patients to sue their HMO's, and the question of patient rights for work being done in the human genome project. Despite the uncertainty raised by these issues, health care stocks performed well because of the defensiveness in the inflationary environment.

What types of stocks contributed most to performance?

For the first two months of the period, biotechnology stocks, which accounted for about 20% of portfolio assets, produced the strongest gains. Investors began bidding up prices on biotechnology stocks during the second half of 1999 and the momentum in these stocks continued during the early weeks of 2000. When it appeared that the high prices of biotechnology shares could not be sustained, we took profits in the sector and began to focus on the safe havens of blue-chip pharmaceuticals and medical product companies. Such stocks helped sustain the Fund's performance during the latter part of the period.

                                   EVERGREEN
                               Health Care Fund
                          Portfolio Manager Interview

                                Top 10 Holdings
                                ---------------
                   (as a percentage of 4/30/2000 net assets)

Lilly (Eli) & Co.                                                          6.9%
Bristol-Myers Squibb Co.                                                   5.2%
Aventis                                                                    4.7%
Merck & Co., Inc.                                                          4.4%
Pfizer, Inc.                                                               4.1%
Schering-Plough Corp.                                                      3.7%
Pharmacia Corp.                                                            3.1%
Glaxo Wellcome Plc, ADR                                                    3.0%
Roche Holdings, Ltd.                                                       2.7%
Medarex, Inc.                                                              2.6%

How will rising interest rates affect health care stocks?

Historically, higher interest rates and slower economic growth have had relatively little impact on the performance of health care stocks. Health care products and services tend to be in high demand no matter what the interest rate or economic environment is like.

Why are health care stocks good long-term investments?

Long-term demographic trends favor health care stocks. As the population ages and lives longer, there will be greater need for health care products and services. Currently, health care spending is about 14% of gross domestic product. In 1998, Americans spent $1.1 trillion on health care and this amount is expected to grow to $2.2 trillion by 2008.

Thirty percent of health care spending is for administrative costs. As a result, there is a big role for information technology to play in reducing these costs and increasing profitability.

The "wealth effect" figures prominently in the health care sector of the market. Being healthy is important to quality of life, and the more money people have the more they are willing to spend on maintaining good health. Over the next 10 years, biotechnology may be the most exciting area for investment. Genomics and antibody technologies are revolutionizing the development of drugs that will treat many of the most serious diseases. While we believe there will be short-term declines in the health care sector, we believe the long-term growth prospects for this area of the market could be excellent.

                                   EVERGREEN
                                Technology Fund
                     Fund at a Glance as of April 30, 2000

"We believe over the long term technology stocks will continue to perform better than the overall market."

                                  Portfolio
                                  Management
                                --------------

                                 John Rutledge
                             Tenure: December 1999

--------------------------------------------------------------------------------
                            PERFORMANCE AND RETURNS1
--------------------------------------------------------------------------------

Portfolio Inception Date: 12/22/1999     Class A      Class B     Class C     Class Y
Class Inception Date                   12/22/1999   12/22/1999  12/22/1999  12/22/1999
-----------------------------------------------------------------------------------------
Since Portfolio Inception w/             20.57%        21.20%      24.20%        n/a
sales charge
-----------------------------------------------------------------------------------------
Since Portfolio Inception w/o            26.60%        26.20%      26.20%      26.70%
sales charge
-----------------------------------------------------------------------------------------
Maximum Sales Charge                      4.75%         5.00%       2.00%        n/a
                                        Front End       CDSC        CDSC
-----------------------------------------------------------------------------------------

                                    [GRAPH]

--------------------------------------------------------------------------------
                                LONG TERM GROWTH
--------------------------------------------------------------------------------

                 Class A     S & P 500    S&P 1500       CPI

12/22/99          9,525       10,000       10,000         N/A
12/31/99          9,839       10,231       10,231      10,000
1/31/00           9,648        9,710        9,511      10,024
2/29/00          11,991        9,515       10,881      10,083
3/31/00          12,448       10,435       11,632      10,166
4/30/00          12,057       10,113       10,614      10,197

Comparison of a $10,000 investment in Evergreen Technology Fund, Class A shares1, versus a similar investment in the Standard and Poor's 1500 Supercomposite Technology Sector Index (S&P 1500-Technology), the Standard and Poor's 500 Index (S&P 500) and the Consumer Price Index (CPI).

The S&P 1500-Technology and S&P 500 are unmanaged market indices which do not include transaction costs associated with buying and selling securities or any mutual fund expenses. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

Foreign investments may contain more risk due to the inherent risks associated with changing political climates, foreign market instability and foreign currency fluctuations.

Funds that concentrate their investments in a single sector may face an increased risk of price fluctuation over more diversified funds due to adverse developments within that sector.

Smaller capitalization stock investing may offer the potential for greater long-term results, however, it is also generally associated with greater price volatility due to the higher risk of failure.

The Fund's investment objective is non-fundamental and may be changed without the vote of the Fund's shareholders.

1 Past performance is no guarantee of future results. The performance of each class may vary based on differences in loads, fees and expenses paid by the shareholders investing in each class. The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than original cost. Performance includes the reinvestment of income dividends and capital gains distributions.

All data is as of April 30, 2000 and subject to change.

The Technology sector is in an atypical period, during which the sector has been performing unusually well. This performance may not be expected to continue.

Performance results are extremely short term, and may not provide an adequate basis for evaluating a fund's performance potential over varying market conditions or economic cycles. Unusual investment returns may be a result of a fund's recent inception, existing market and economic conditions and the increased potential of a small number of stocks affecting fund performance due to the smaller asset size. Most mutual funds are intended to be long-term investments.

                                   EVERGREEN
                                Technology Fund
                          Portfolio Manager Interview

How did the Fund perform?

From the commencement of operations on December 22, 1999 through April 30, 2000, the Fund's Class A Shares returned 26.60%, unadjusted for any applicable sales charge. Despite extreme volatility in the technology sector of the market, the Fund produced an excellent return. In comparison, the S&P 1500-Technology and S&P 500 Indices returned 6.14% and 1.13%, respectively for the same period. Returns are before the deduction of any applicable sales charges.

                                   Portfolio
                                Characteristics
                                ---------------
                               (as of 4/30/2000)

Total Net Assets                                                    $7,018,359
Number of Holdings                                                          61

What was the investment environment like for technology stocks during the period?

During the period, there were two distinct investment environments. At the end of 1999, technology stocks were the most sought after securities in the market. The market was driven by momentum, and investors purchased technology shares without regard to valuations. In early March, however, investors grew concerned that the high prices of technology stocks were unsustainable, and market sentiment changed dramatically. Investors returned to a more traditional approach to valuing stocks--one for which there is a correlation between a company's stock price and its potential for earnings growth.

How do you manage the Fund?

We maintain a steadfast conviction that company earnings and valuations matter. As a result, we purchase stocks that have a relative price/earnings ratio (P/E) of no more than three times the projected 2001 P/E ratio of the S&P 500. When adding stocks to the portfolio, we look first at sectors where we believe there is opportunity for growth at reasonable valuations. Then we purchase what we refer to as "tier-one quality" companies in those sectors. Many of these companies have become household names. They are the biggest and most mature companies in the technology area.

What specific areas of the technology sector contributed to the Fund's return?

The Fund's semiconductor holdings, which accounted for 38% of net assets, were the biggest contributor to performance. Semiconductors are the raw material in most of the electronic products we use every day. The continuous improvement of semiconductors has lowered the cost of electronic products. Users of technology receive 25% more power or efficiency for their dollars every year because of the continuing progress of miniaturizing electronic devices. In the semiconductor area of the market, Intel, LSI Logic and Micron Technology were among the companies that helped performance.

                                   EVERGREEN
                                Technology Fund
                          Portfolio Manager Interview

                                Top 10 Holdings
                                ---------------
                   (as a percentage of 4/30/2000 net assets)

Micron Technology, Inc.                                                   6.0%
Intel Corp.                                                               5.4%
Cisco Systems. Inc.                                                       4.0%
Hewlett-Packard Co.                                                       3.8%
Cypress Semiconductor Corp.                                               3.7%
Lexmark Intl. Group, Inc., Class. A                                       3.4%
Nokia Corp., ADR                                                          3.2%
International Business Machines Corp.                                     3.2%
Teradyne, Inc.                                                            3.1%
EMC Corp.                                                                 3.0%

Where else did you find opportunity?

At 17% of assets, communication companies accounted for the second largest portion of portfolio assets. Nokia and Ericsson, manufacturers of wireless communications products, are just two of the companies that benefited performance. We also had a relatively large position in computer companies. IBM, Hewlett Packard and Sun Microsystems are some of the computer companies we hold.

Do you invest overseas?

More than 90% of the Fund is U.S.-based. Occasionally, we uncover an opportunity to invest in an outstanding overseas company, such as Nokia, which is based in Finland. The overseas companies we favor follow acceptable accounting principles and usually have a major U.S. presence in their operations and investor relations.

                                 Top Countries
                                 -------------
                   (as a percentage of 4/30/2000 net assets)

United States                                                             93.9%
Finland                                                                    3.2%
Canada                                                                     1.6%
Sweden                                                                     1.3%

Will rising interest rates affect technology stocks?

Historically, neither rising interest rates nor a slowing economy have had a significant negative impact on technology companies. Because businesses rely on technology to give them a competitive edge, they tend to invest in new products regardless of the economic environment. As a result, technology shares have done well during periods of rising interest rates. Having said that, a new factor must be considered in the technology equation--the consumer. Over the past few years, consumer electronics purchases have become a bigger part of the technology market. A slower economy could lead to a decline in consumer spending which could dampen the profits and share prices of technology companies. Therefore, should interest rates rise, there is slightly more risk in the technology sector than there has been in the past.

What is your outlook?

We believe that over the long term, technology stocks will continue to perform better than the overall market. We expect valuation to play a more important role in the technology area of the market. As a result, higher P/E stocks are likely to be very vulnerable to market downturns. Technology is becoming an increasingly important part of everyone's life and a bigger share of the overall economy. By adapting to changing market conditions and by selecting good companies with reasonable P/E ratios, the Fund has the potential to produce strong returns over the long term.

                                   EVERGREEN
                                Health Care Fund
                              Financial Highlights
                (For a share outstanding throughout each period)

                                                    Period Ended
                                                 April 30, 2000 (a)
                                                    (Unaudited)
CLASS A SHARES
Net asset value, beginning of period                   $10.00
                                                       ------
Income from investment operations
Net investment loss                                     (0.05)
Net realized and unrealized gains on securities          5.99
                                                       ------
Total from investment operations                         5.94
                                                       ------
Distributions to shareholders from
Net investment income                                       0
                                                       ------
Net asset value, end of period                         $15.94
                                                       ------
Total return*                                           59.40%
Ratios and supplemental data
Net assets, end of period (thousands)                  $  533
Ratios to average net assets
 Expenses                                                1.59%+
 Net investment loss                                    (0.80%)+
Portfolio turnover rate                                   102%

                                                    Period Ended
                                                 April 30, 2000 (a)
                                                    (Unaudited)
CLASS B SHARES
Net asset value, beginning of period                   $10.00
                                                       ------
Income from investment operations
Net investment loss                                     (0.08)
Net realized and unrealized gains on securities          5.96
                                                       ------
Total from investment operations                         5.88
                                                       ------
Distributions to shareholders from
Net investment income                                       0
                                                       ------
Net asset value, end of period                         $15.88
                                                       ------
Total return*                                           58.80%
Ratios and supplemental data
Net assets, end of period (thousands)                  $7,464
Ratios to average net assets
 Expenses                                                2.34%+
 Net investment loss                                    (1.48%)+
Portfolio turnover rate                                   102%

(a) For the period from December 22, 1999 (commencement of class operations) to April 30, 2000.
*   Excluding applicable sales charges.
+   Annualized.

                  See Combined Notes to Financial Statements.

                                   EVERGREEN
                                Health Care Fund
                              Financial Highlights
                (For a share outstanding throughout each period)

                                                    Period Ended
                                                 April 30, 2000 (a)
                                                    (Unaudited)
CLASS C SHARES
Net asset value, beginning of period                   $10.00
                                                       ------
Income from investment operations
Net investment loss                                     (0.08)
Net realized and unrealized gains on securities          5.96
                                                       ------
Total from investment operations                         5.88
                                                       ------
Distributions to shareholders from
Net investment income                                       0
                                                       ------
Net asset value, end of period                         $15.88
                                                       ------
Total return*                                           58.80%
Ratios and supplemental data
Net assets, end of period (thousands)                  $  159
Ratios to average net assets
 Expenses                                                2.34%+
 Net investment loss                                    (1.48%)+
Portfolio turnover rate                                   102%

                                                    Period Ended
                                                 April 30, 2000 (a)
                                                    (Unaudited)
CLASS Y SHARES
Net asset value, beginning of period                   $10.00
                                                       ------
Income from investment operations
Net investment loss                                     (0.03)
Net realized and unrealized gains on securities          5.97
                                                       ------
Total from investment operations                         5.94
                                                       ------
Distributions to shareholders from
Net investment income                                       0
                                                       ------
Net asset value, end of period                         $15.94
                                                       ------
Total return                                            59.40%
Ratios and supplemental data
Net assets, end of period (thousands)                  $  230
Ratios to average net assets
 Expenses                                                1.34%+
 Net investment loss                                    (0.49%)+
Portfolio turnover rate                                   102%

(a) For the period from December 22, 1999 (commencement of class operations) to April 30, 2000.
*   Excluding applicable sales charges.
+   Annualized.

                  See Combined Notes to Financial Statements.

                                   EVERGREEN
                                Technology Fund
                              Financial Highlights
                (For a share outstanding throughout each period)

                                                     Period Ended
                                                 April 30, 2000 (a) #
                                                     (Unaudited)
CLASS A SHARES
Net asset value, beginning of period                    $10.00
                                                        ------
Income from investment operations
Net investment loss                                      (0.06)
Net realized and unrealized gains on securities           2.72
                                                        ------
Total from investment operations                          2.66
                                                        ------
Distributions to shareholders from
Net investment income                                        0
                                                        ------
Net asset value, end of period                          $12.66
                                                        ------
Total return*                                            26.60%
Ratios and supplemental data
Net assets, end of period (thousands)                   $  756
Ratios to average net assets
 Expenses                                                 1.65%+
 Net investment loss                                     (1.24%)+
Portfolio turnover rate                                     89%

                                                     Period Ended
                                                 April 30, 2000 (a) #
                                                     (Unaudited)
CLASS B SHARES
Net asset value, beginning of period                    $10.00
                                                        ------
Income from investment operations
Net investment loss                                      (0.08)
Net realized and unrealized gains on securities           2.70
                                                        ------
Total from investment operations                          2.62
                                                        ------
Distributions to shareholders from
Net investment income                                        0
                                                        ------
Net asset value, end of period                          $12.62
                                                        ------
Total return*                                            26.20%
Ratios and supplemental data
Net assets, end of period (thousands)                   $5,955
Ratios to average net assets
 Expenses                                                 2.40%+
 Net investment loss                                     (1.83%)+
Portfolio turnover rate                                     89%

(a) For the period from December 22, 1999 (commencement of class operations) to April 30, 2000.
*   Excluding applicable sales charges.
+   Annualized.
# Net investment loss is based on average shares outstanding during the period.

                   See Combined Notes to Financial Statements.

                                   EVERGREEN
                                Technology Fund
                              Financial Highlights
                (For a share outstanding throughout each period)

                                                     Period Ended
                                                 April 30, 2000 (a) #
                                                     (Unaudited)
CLASS C SHARES
Net asset value, beginning of period                    $10.00
                                                        ------
Income from investment operations
Net investment loss                                      (0.08)
Net realized and unrealized gains on securities           2.70
                                                        ------
Total from investment operations                          2.62
                                                        ------
Distributions to shareholders from
Net investment income                                        0
                                                        ------
Net asset value, end of period                          $12.62
                                                        ------
Total return*                                            26.20%
Ratios and supplemental data
Net assets, end of period (thousands)                   $  134
Ratios to average net assets
 Expenses                                                 2.41%+
 Net investment loss                                     (1.83%)+
Portfolio turnover rate                                     89%

                                                     Period Ended
                                                 April 30, 2000 (a) #
                                                     (Unaudited)
CLASS Y SHARES
Net asset value, beginning of period                    $10.00
                                                        ------
Income from investment operations
Net investment loss                                      (0.04)
Net realized and unrealized gains on securities           2.71
                                                        ------
Total from investment operations                          2.67
                                                        ------
Distributions to shareholders from
Net investment income                                        0
                                                        ------
Net asset value, end of period                          $12.67
                                                        ------
Total return                                             26.70%
Ratios and supplemental data
Net assets, end of period (thousands)                   $  174
Ratios to average net assets
 Expenses                                                 1.41%+
 Net investment loss                                     (0.88%)+
Portfolio turnover rate                                     89%

(a) For the period from December 22, 1999 (commencement of class operations) to April 30, 2000.
*   Excluding applicable sales charges.
+   Annualized.
# Net investment loss is based on average shares outstanding during the period.

                   See Combined Notes to Financial Statements.

                                   EVERGREEN
                                Health Care Fund
                            Schedule of Investments
                           April 30, 2000 (Unaudited)


   Shares                                                               Value

 COMMON STOCKS - 92.1%
            Biotechnology - 22.3%
      1,000 Abgenix, Inc.++........................................   $   89,563
        150 Affymetrix, Inc.++.....................................       20,259
      1,500 * Amgen, Inc.++........................................       84,000
      2,500 * Biochem Pharmaceuticals, Inc. .......................       57,500
        800 * Biogen, Inc. ........................................       47,050
        500 Celera Genomics Group .................................       41,250
      6,800 Cell Genesys, Inc.++...................................      127,075
      5,000 * Celltech Group Plc, Class F..........................       82,518
        500 COR Therapeutics, Inc.++...............................       38,094
      2,000 CuraGen Corp.++........................................       53,250
      1,000 Genetech, Inc.++.......................................      117,000
      1,200 Genzyme Corp.++........................................       58,575
      8,000 * Genzyme Transgenics Corp. ...........................      132,500
        500 * Human Genome Sciences, Inc.++........................       38,281
      2,000 Hyseq, Inc. ...........................................       56,375
      1,000 Idec Pharmaceuticals Corp.++...........................       64,000
      2,000 * Ilex Oncology, Inc.++................................       48,000
      1,200 * Immunex Corp. .......................................       47,250
        300 Incyte Pharmaceuticals, Inc.++.........................       23,100
      5,000 Intermune Pharmaceuticals Inc. ........................       86,250
      4,100 Medarex, Inc. .........................................      217,300
        680 * Millennium Pharmaceuticals, Inc.++...................       53,975
        500 * Myriad Genetics, Inc. ...............................       32,188
      9,500 Osi Pharmaceuticals Inc. ..............................      130,031
        900 Protein Design Labs, Inc. .............................       91,350
      1,000 * Transkaryotic Therapies, Inc. .......................       29,938
                                                                      ----------
                                                                       1,866,672
                                                                      ----------
            Chemicals - 4.7%
      7,000 Aventis................................................      393,750
                                                                      ----------
            Energy Equipment & Services - 0.7%
         11 Disetronic Holding AG..................................       63,466
                                                                      ----------
            Food & Drug Retailing - 0.8%
      1,500 CVS Corp.++............................................       65,250
                                                                      ----------
            Health Care Equipment &
             Supplies - 7.4%
      3,000 Aradigm Corp. .........................................       48,188
      2,100 Becton Dickinson & Co. ................................       53,812
      1,400 Biomet, Inc. ..........................................       49,962
      3,000 * Boston Scientific Corp.++............................       79,500
      2,000 C.R. Bard, Inc. .......................................       87,125
      3,900 Gliatech++.............................................       59,475
        800 * Guidant Corp. .......................................       45,900
      3,000 Oxford Asymmetry I.....................................       19,524
        277 Oxford GlycoSciences Plc...............................        7,032
     26,000 Ppl Therapeutics.......................................       65,984
        100 Straumann Holding......................................      107,622
                                                                      ----------
                                                                         624,124
                                                                      ----------

   Shares                                                               Value

 COMMON STOCKS - continued
            Health Care Providers &
             Services - 5.9%
        800 * Express Scripts, Inc. Class A++......................   $   28,600
        800 Healtheon Corp.++......................................       16,850
      3,000 McKesson HBOC, Inc.++..................................       50,625
      3,600 Nobel Biocare..........................................       96,364
      5,000 * Pharmaceutical Product Development, Inc. ............       84,063
      2,700 * Quintiles Transnational Corp.++......................       38,644
        850 United Healthcare Corp.++..............................       56,684
      1,650 * Wellpoint Health Networks, Inc.,
             Class A++.............................................      121,687
                                                                      ----------
                                                                         493,517
                                                                      ----------
            Insurance - 1.7%
      1,800 CIGNA Corp. ...........................................      143,550
                                                                      ----------
            Personal Products - 0.4%
      1,500 Carter Wallace, Inc. ..................................       33,375
                                                                      ----------
            Pharmaceuticals - 48.2%
      3,600 Abbott Laboratories....................................      138,375
        800 Altana AG..............................................       57,819
      3,300 American Home Products Corp. ..........................      185,419
      8,352 Bristol-Myers Squibb Co................................      437,958
      5,000 Chugai Pharmaceutical Co., Ltd. .......................       96,283
      4,028 Glaxo Wellcome Plc, ADR++..............................      253,009
        700 H Lundbeck A/S.........................................       31,184
      3,000 IVAX Corp.++ ..........................................       82,125
      1,200 Johnson & Johnson......................................       99,000
      7,500 Lilly (Eli) & Co.++ ...................................      579,844
      5,330 Merck & Co., Inc. .....................................      370,435
      3,500 Microcide Pharmaceuticals, Inc. .......................       34,781
      2,400 Mylan Laboratories, Inc.++ ............................       68,100
      8,100 Pfizer, Inc.++ ........................................      341,212
      5,235 Pharmacia Corp.++ .....................................      261,423
      2,500 Pharming Group NV Easdaq...............................       40,796
      2,200 Roche Holdings Ltd++ ..................................      230,296
        400 Schering AG............................................       56,546
      7,600 Schering-Plough Corp. .................................      306,375
      1,330 Teva Pharmaceutical Industries, Ltd., ADR++............       58,520
      1,800 Warner-Lambert Co. ....................................      204,862
      2,000 Yamanouchi Pharmaceutical Co., Ltd. ...................      105,726
                                                                      ----------
                                                                       4,040,088
                                                                      ----------
            Total Common Stocks
             (cost $7,265,042).....................................    7,723,792
                                                                      ----------

                                   EVERGREEN
                                Health Care Fund
                       Schedule of Investments(continued)
                           April 30, 2000 (Unaudited)

 Principal
   Amount                                                              Value

 U.S. TREASURY OBLIGATIONS - 1.1%
 $   91,117 U.S Treasury Bonds,
             6.50-12.50%,
             8/15/2014-11/15/2026++...............................   $   91,117
                                                                     ----------

   Shares                                                               Value

 MUTUAL FUND SHARES - 23.8%
  1,991,775 Navigator Prime Portfolio++++ (cost $1,991,775)........   $1,991,775
                                                                      ----------

 Principal
   Amount                                                              Value

 REPURCHASE AGREEMENT - 8.3%
 $  695,000 State Street Bank & Trust Co.,
             5.76%, dated 4/28/2000, due 5/1/2000, maturity value
             $695,334 (cost $695,000)(a).........................   $   695,000
                                                                    -----------

            Total Investments -
             (cost $10,042,934)...........................   125.2%  10,501,684
            Other Assets and
             Liabilities - net............................   (25.2)  (2,115,854)
                                                             -----  -----------
            Net Assets....................................   100.0% $ 8,385,830
                                                             =====  ===========

(a) The repurchase agreement is fully collateralized by 720,000 FHLB, 6.50% 01/28/2004, value including accrued interest $720,390.
++   All or a portion of this security is on loan
++++ Represents investment in cash collateral received for securities on loan.
*    Non-income producing security.

Summary of Abbreviations:
ADR  American Depository Receipt

                  See Combined Notes to Financial Statements.

                                   EVERGREEN
                                Technology Fund
                            Schedule of Investments
                           April 30, 2000 (Unaudited)


  Shares                                                                Value

 COMMON STOCKS - 98.7%
           Commercial Services &
            Supplies - 2.3%
     1,400 * Amdocs Ltd. .........................................   $    94,762
       700 * Harbinger Corp. .....................................        13,213
     2,000 Xerox Corp. ...........................................        52,875
                                                                     -----------
                                                                         160,850
                                                                     -----------
           Communications Equipment - 16.7%
     1,000 * ADC Telecommunications, Inc. ........................        60,750
     4,000 * Cisco Systems, Inc. .................................       277,312
       600 Corning, Inc. .........................................       118,500
     1,000 Ericsson LM Telephone Co.,
            Class B, ADR..........................................        88,438
     1,000 Lucent Technologies, Inc.++............................        62,188
     1,000 Motorola, Inc. ........................................       119,062
     4,000 Nokia Corp., ADR++.....................................       227,500
     1,000 Nortel Networks Corp.++................................       113,250
     1,600 * Tollgrade Communications, Inc. ......................       105,600
                                                                     -----------
                                                                       1,172,600
                                                                     -----------
           Computers & Peripherals - 22.1%
       500 * Apple Computer.......................................        62,031
       100 Brooktrout, Inc. ......................................         2,700
     2,000 Compaq Computer Corp. .................................        58,500
     3,000 * Dell Computer Corp.++................................       150,375
     1,500 * EMC Corp. ...........................................       208,406
     2,000 Hewlett-Packard Co. ...................................       270,000
     3,400 * In Focus Systems, Inc. ..............................       101,788
     2,000 International Business Machines Corp. .................       223,250
     2,000 * Lexmark International Group, Inc.,
            Class A...............................................       236,000
     1,000 * NVIDIA Corp. ........................................        89,125
       500 * Sun Microsystems, Inc. ..............................        45,969
     1,800 Symbol Technologies, Inc. .............................       100,350
                                                                     -----------
                                                                       1,548,494
                                                                     -----------
           Distributors - 3.2%
     1,500 Arrow Electronics, Inc. ...............................        65,719
     2,000 Avnet, Inc. ...........................................       157,250
                                                                     -----------
                                                                         222,969
                                                                     -----------
           Diversified Financials - 1.1%
     3,600 SCG Holding Corp. .....................................        78,975
                                                                     -----------
           Diversified Telecommunication Services - 1.9%
       800 Clarent Corp. .........................................        54,400
     2,400 * Primus Telecommunications
            Group, Inc.++.........................................        78,750
                                                                     -----------
                                                                         133,150
                                                                     -----------
           Electronic Equipment &
            Instruments - 8.5%
     2,600 * Conductus, Inc.++....................................        41,600
     1,000 Flextronics International Ltd.++.......................        70,250
     1,400 * Kopin Corp. .........................................       108,412
     1,000 * Sanmina Corp.++......................................        60,063
     1,000 * SCI Systems, Inc.++..................................        53,250

   Shares                                                               Value

 COMMON STOCKS - continued
             Electronic Equipment & Instruments - continued
       2,000 * Solectron Corp. ...................................   $    93,625
       2,000 Vishay Intertechnology, Inc. ........................       167,750
                                                                     -----------
                                                                         594,950
                                                                     -----------
             Internet Software & Services - 0.4%
         600 * Spyglass, Inc. ....................................        31,800
                                                                     -----------
             Semiconductor Equipment & Products - 37.9%
       1,000 * Altera Corp. ......................................       102,250
       1,300 * ANADIGICS, Inc. ...................................        97,825
       1,000 * Applied Materials, Inc. ...........................       101,812
       1,000 * Atmel Corp. .......................................        48,938
       1,000 Bookham Technology Plc...............................        52,000
       5,000 * Cypress Semiconductor Corp. .......................       259,687
       2,000 Fairchild Semiconductor
              International Corp.++...............................        95,000
       4,000 Integrated Device Technology++.......................       192,250
       3,000 Intel Corp. .........................................       380,437
       2,000 * International Rectifier Corp. .....................        98,250
       1,000 * Jabil Circuit, Inc.++..............................        40,938
       1,500 * Lam Research Corp.++...............................        68,812
       3,000 Linear Technology Corp. .............................       171,375
       1,000 * LSI Logic Corp. ...................................        62,500
       1,050 * Microchip Technology, Inc. ........................        65,166
       3,000 Micron Technology, Inc. .............................       417,750
       2,000 * National Semiconductor Corp. ......................       121,500
       1,000 * Novellus Systems, Inc. ............................        66,688
       2,000 * Teradyne, Inc. ....................................       220,000
                                                                     -----------
                                                                       2,663,178
                                                                     -----------
             Software - 3.7%
       1,000 * Microsoft Corp. ...................................        69,750
       1,000 * Oracle Systems Corp. ..............................        79,937
       3,400 * Saga Systems, Inc. ................................        63,325
       1,000 * Sonic Foundry, Inc.++..............................        44,750
                                                                     -----------
                                                                         257,762
                                                                     -----------
             Textiles & Apparel - 0.9%
       5,300 * Unify Corp. .......................................        63,600
                                                                     -----------
             Total Common Stocks
              (cost $6,026,389)...................................   $ 6,928,328
                                                                     -----------

                                   EVERGREEN
                                Technology Fund
                       Schedule of Investments(continued)
                           April 30, 2000 (Unaudited)


   Shares                                                             Value

 MUTUAL FUND SHARES - 18.6%
   1,306,509 Navigator Prime Portfolio - 18.6% (cost
              $1,306,509)++++....................................  $ 1,306,509

  Principal
   Amount                                                              Value

 REPURCHASE AGREEMENT - 0.1%
 $     8,000 State Street Bank & Trust Co.,
              5.76%, purchased 4/28/2000, maturing 5/1/2000,
              maturity value $8,004 (cost $8,000)#................  $     8,000
                                                                    -----------

             Total Investments -
              (cost $7,340,898)...........................   117.4%   8,242,837
             Other Assets and
              Liabilities - net...........................   (17.4)  (1,224,478)
                                                             -----  -----------
             Net Assets...................................   100.0% $ 7,018,359
                                                             =====  ===========

++   All or a portion of this security is on loan
++++ Represents investment in cash collateral received for securities on loan.
# The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices plus accrued interest.
*    Non-income producing security.

Summary of Abbreviations:
ADR  American Depository Receipt

                  See Combined Notes to Financial Statements.

                                   EVERGREEN
                                  Sector Funds
                      Statements of Assets and Liabilities
                           April 30, 2000 (Unaudited)

                                                      Health Care  Technology
                                                         Fund         Fund
------------------------------------------------------------------------------
 Assets
 Identified cost of securities......................  $10,042,934  $7,340,898
 Net unrealized gains on securities.................      458,750     901,939
------------------------------------------------------------------------------
 Market value of securities.........................   10,501,684   8,242,837
 Cash...............................................           64         927
 Receivable for securities sold.....................            0     330,514
 Receivable for Fund shares sold....................          100          25
 Dividends and interest receivable..................        9,786         114
 Prepaid expenses and other assets..................       48,464      51,070
------------------------------------------------------------------------------
  Total assets......................................   10,560,098   8,625,487
------------------------------------------------------------------------------
 Liabilities
 Payable for securities purchased...................       81,956     289,044
 Payable for Fund shares redeemed...................           50           0
 Payable for securities on loan.....................    2,082,892   1,306,509
 Advisory fee payable...............................          642         539
 Distribution Plan expenses payable.................          625         507
 Due to other related parties.......................           22          14
 Accrued expenses and other liabilities.............        8,081      10,515
------------------------------------------------------------------------------
  Total liabilities.................................    2,174,268   1,607,128
------------------------------------------------------------------------------
 Net assets.........................................  $ 8,385,830  $7,018,359
------------------------------------------------------------------------------
 Net assets represented by
 Paid-in capital....................................  $ 5,329,467  $5,615,518
 Undistributed net investment loss..................      (39,102)    (39,671)
 Accumulated net realized gains on securities and
  foreign currency related transactions.............    2,636,726     540,573
 Net unrealized gains on securities and other
  assets............................................      458,739     901,939
------------------------------------------------------------------------------
 Total net assets...................................  $ 8,385,830  $7,018,359
------------------------------------------------------------------------------
 Net assets consists of
 Class A............................................  $   533,174  $  756,346
 Class B............................................    7,464,271   5,954,575
 Class C............................................      158,815     133,595
 Class Y............................................      229,570     173,843
------------------------------------------------------------------------------
 Total net assets...................................  $ 8,385,830  $7,018,359
------------------------------------------------------------------------------
 Shares outstanding
 Class A............................................       33,458      59,749
 Class B............................................      470,000     471,664
 Class C............................................       10,000      10,582
 Class Y............................................       14,402      13,722
------------------------------------------------------------------------------
 Net asset value per share
 Class A............................................  $     15.94  $    12.66
------------------------------------------------------------------------------
 Class A--Offering price (based on sales charge of
  4.75%)............................................  $     16.73  $    13.29
------------------------------------------------------------------------------
 Class B............................................  $     15.88  $    12.62
------------------------------------------------------------------------------
 Class C............................................  $     15.88  $    12.62
------------------------------------------------------------------------------
 Class Y............................................  $     15.94  $    12.67
------------------------------------------------------------------------------

                  See Combined Notes to Financial Statements.

                                   EVERGREEN
                                  Sector Funds
                            Statements of Operations
                  Period Ended April 30, 2000 (a) (Unaudited)

                                                          Health Care  Technology
                                                             Fund         Fund
----------------------------------------------------------------------------------
Investment income
 Dividends.............................................   $   15,875   $    2,540
 Interest..............................................        7,220        9,332
 Securities lending income.............................        1,035          702
----------------------------------------------------------------------------------
Total investment income................................       24,130       12,574
----------------------------------------------------------------------------------
Expenses
 Advisory fee..........................................       26,422       21,448
 Distribution Plan expenses............................       25,907       20,535
 Administrative services fees..........................        2,781        2,258
 Transfer agent fee....................................          929          360
 Trustees' fees and expenses...........................           12            8
 Printing and postage expenses.........................          356          615
 Custodian fee.........................................          354          178
 Registration and filing fees..........................        2,757        2,701
 Professional fees.....................................        1,654        2,242
 Organization expenses.................................        1,750        1,657
 Other.................................................          310          243
----------------------------------------------------------------------------------
  Total expenses.......................................       63,232       52,245
----------------------------------------------------------------------------------
 Net investment loss...................................      (39,102)     (39,671)
----------------------------------------------------------------------------------
Net realized and unrealized gains or losses on
  securities and foreign currency related transactions
 Net realized gains or losses on:
  Securities...........................................    2,638,602      540,573
  Foreign currency related transactions................       (1,876)           0
----------------------------------------------------------------------------------
 Net realized gains on securities and foreign currency
  related transactions.................................    2,636,726      540,573
----------------------------------------------------------------------------------
 Net change in unrealized gains on securities and
  foreign currency related transactions................      458,739      901,939
----------------------------------------------------------------------------------
 Net realized and unrealized gains on securities and
  foreign currency related transactions................    3,095,465    1,442,512
----------------------------------------------------------------------------------
 Net increase in net assets resulting from operations..   $3,056,363   $1,402,841
----------------------------------------------------------------------------------

(a) For the period from December 22, 1999 (commencement of operations) to April 30, 2000.

                  See Combined Notes to Financial Statements.

                                   EVERGREEN
                                  Sector Funds
                      Statements of Changes in Net Assets
                  Period Ended April 30, 2000 (a) (Unaudited)

                                                         Health Care  Technology
                                                            Fund         Fund
---------------------------------------------------------------------------------
Operations
 Net investment loss...................................  $  (39,102)  $  (39,671)
 Net realized gains on securities and foreign currency
  related transactions.................................   2,636,726      540,573
 Net change in unrealized gains on securities and
  foreign currency related transactions................     458,739      901,939
---------------------------------------------------------------------------------
  Net increase in net assets resulting from
   operations..........................................   3,056,363    1,402,841
---------------------------------------------------------------------------------
Distributions to shareholders..........................           0            0
---------------------------------------------------------------------------------
Capital share transactions
 Proceeds from shares sold.............................   5,421,406    5,673,039
 Payment for shares redeemed...........................     (91,939)     (57,521)
 Net asset value of shares issued in reinvestment of
  distributions........................................           0            0
---------------------------------------------------------------------------------
  Net increase in net assets resulting from capital
   share transactions..................................   5,329,467    5,615,518
---------------------------------------------------------------------------------
   Total increase in net assets........................   8,385,830    7,018,359
Net assets
 Beginning of period...................................           0            0
---------------------------------------------------------------------------------
 End of period.........................................  $8,385,830   $7,018,359
---------------------------------------------------------------------------------
Undistributed net investment loss......................  $  (39,102)  $  (39,671)
---------------------------------------------------------------------------------

(a) For the period from December 22, 1999 (commencement of operations) to April 30, 2000.

                  See Combined Notes to Financial Statements.

               Combined Notes to Financial Statements(Unaudited)

1. ORGANIZATION

The Evergreen Sector Funds consist of Evergreen Health Care Fund ("Health Care Fund") and Evergreen Technology Fund ("Technology Fund"), (collectively, the "Funds"). Each Fund is a non-diversified series of Evergreen Equity Trust (the "Trust"), a Delaware business trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act").

The Funds offer Class A, Class B, Class C and Class Y shares. Class A shares are sold with a maximum front-end sales charge of 4.75%. Class B and Class C shares are sold without a front-end sales charge, but pay a higher ongoing dis-tribution fee than Class A. Class B shares are sold subject to a contingent de-ferred sales charge that is payable upon redemption and decreases depending on how long the shares have been held. Class B shares purchased after January 1, 1997 will automatically convert to Class A shares after seven years. Class B shares purchased prior to January 1, 1997 follow the conversion rights at the time the shares were initially purchased. Class C shares are sold subject to a 2.00% contingent deferred sales charge payable on shares redeemed within one year after the month of purchase and a 1.00% contingent deferred sales charge if such shares are redeemed within two years after the month of purchase. Class C shares purchased prior to February 1, 2000 follow the contingent deferred sales charge schedule at the time the shares were initially purchased. Class Y shares are sold at net asset value and are not subject to contingent deferred sales charges or distribution fees. Class Y shares are sold only to investment advisory clients of First Union Corporation ("First Union") and its affiliates, certain institutional investors or Class Y shareholders of record of certain other funds managed by First Union and its affiliates as of December 30, 1994.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently fol-lowed by the Funds in the preparation of their financial statements. The poli-cies are in conformity with generally accepted accounting principles, which re-quire management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

A. Valuation of Securities

Securities traded on an established exchange or national securities exchange or included on the Nasdaq National Market System ("NMS") and other securities traded in the over-the-counter market are valued at the last reported sales price on the exchange where the security is primarily traded. Securities traded on an exchange or NMS and other securities traded in the over-the-counter mar-ket for which there has been no sale are valued at the mean between the last reported bid and asked price. Securities for which market quotations are not readily available, including restricted securities, are valued at fair value as determined in good faith according to procedures approved by the Board of Trustees.

Mutual fund shares held in a fund are valued at the net asset value of each mu-tual fund.

Short-term investments with remaining maturities of 60 days or less are carried at amortized cost, which approximates market value.

B. Repurchase Agreements

Each Fund may invest in repurchase agreements. Securities pledged as collateral for repurchase agreements are held in a segregated account by the custodian on the Fund's behalf. Collateral for certain tri-party repurchase agreements is held at the counterparty's custodian in a segregated account for the benefit of the Fund and the counterparty. Each Fund monitors the adequacy of the collat-eral daily and will require the seller to provide additional collateral in the event the market value of the securities pledged falls below the carrying value of the repurchase agreement, including accrued interest. Each Fund will only enter into repurchase agreements with banks and other financial institutions, which are deemed by the investment advisor to be creditworthy pursuant to guidelines established by the Board of Trustees.

Pursuant to an exemptive order issued by the Securities and Exchange Commis-sion, the Funds may transfer uninvested cash balances into a joint trading ac-count. These balances are invested in one or more repurchase agreements that are fully collateralized by U.S. Treasury and/or federal agency obligations.

C. Foreign Currency

The books and records of the Funds are maintained in United States (U.S.) dol-lars. Foreign currency amounts are translated into U.S. dollars as follows: market value of investments, other assets and liabilities at the daily rate of exchange; purchases and sales of investments and income and expenses at the rate of exchange prevailing on the respective dates of such transactions. Net unrealized foreign exchange gains or losses resulting from changes in foreign currency exchange rates is a component of net unrealized gains or losses on se-curities and foreign currency related transactions. Net realized foreign cur-rency gain or loss on foreign currency related transactions includes foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency related transactions and the differ-ence between the amounts of interest and dividends recorded on the books of the Fund and the amount actually received. The portion of foreign currency gains or losses related to fluctuations in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gain or loss on securities.

D. Forward Foreign Currency Exchange Contracts

The Funds may enter into forward foreign currency exchange contracts ("forward contracts") to settle portfolio purchases and sales of securities denominated in a foreign currency and to hedge certain foreign currency assets or liabili-ties. Forward contracts are recorded at the forward rate and marked-to-market daily. Realized gains and losses arising from such transactions are included in net realized gain or loss on foreign currency related transactions. The Fund bears the risk of an unfavorable change in the foreign currency exchange rate underlying the forward contract and is subject to the credit risk that the other party will not fulfill their obligations under the contract. Forward con-tracts involve elements of market risk in excess of the amount reflected in the Statements of Assets and Liabilities.

E. Securities Lending

In order to generate income and to offset expenses, the Funds may lend portfo-lio securities to brokers, dealers and other qualified financial organizations. The Funds' investment advisor will monitor the creditworthiness of such borrow-ers. Loans of securities may not exceed 33 1/3% of a Fund's total assets and will be collateralized by cash, letters of credit or U.S. Government securities that are maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities, including accrued interest. The Fund monitors the adequacy of the collateral daily and will require the bor-rower to provide additional collateral in the event the value of the collateral falls below 100% of the market value of the securities on loan. While such se-curities are on loan, the borrower will pay a Fund any income accruing thereon, and the Fund may invest any cash collateral received in portfolio securities, thereby increasing its return. A Fund will have the right to call any such loan and obtain the securities loaned at any time on five days' notice. Any gain or loss in the market price of the loaned securities, which occurs during the term of the loan, would affect a Fund and its investors. A Fund may pay fees in con-nection with such loans.

F. Security Transactions and Investment Income

Securities transactions are accounted for no later than one business day after the trade date. Realized gains and losses are computed on the identified cost basis. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums. Dividend income is recorded on the ex-dividend date or in the case of some foreign securities, on the date thereafter when the Fund is made aware of the dividend. Foreign income and capital gains realized on some foreign securities may be subject to foreign taxes, which are accrued as applicable.

G. Federal Taxes

The Funds have qualified and intend to continue to qualify as regulated invest-ment companies under the Internal Revenue Code of 1986, as amended (the "Code"). Thus, the Funds will not incur any federal income tax liability since they are expected to distribute all of their net investment company taxable in-come and net capital gains, if any, to their shareholders. The Funds also in-tend to avoid any excise tax liability by making the required distributions un-der the Code. Accordingly, no provision for federal taxes is required. To the extent that realized capital gains can be offset by capital loss carryforwards, it is each Fund's policy not to distribute such gains.

H. Distributions

Distributions from net investment income for the Funds are declared and paid annually. Distributions from net realized capital gains, if any, are paid at least annually. Distributions to shareholders are recorded at the close of business on the ex-dividend date.

Income and capital gains distributions to shareholders are determined in accor-dance with income tax regulations, which may differ from generally accepted ac-counting principles.

I. Class Allocations

Income, expenses (other than class specific expenses) and realized and unrealized gains and losses are prorated among the classes based on the rela-tive net assets of each class. Currently, class specific expenses are limited to expenses incurred under the Distribution Plans for each class.

J. Organization Expenses

Expenses relating to the organization of the Fund's have been reflected in each Fund's operating results for the period ended April 30, 2000.

3. INVESTMENT ADVISORY AGREEMENT AND OTHER AFFILIATED TRANSACTIONS

Evergreen Investment Management Company ("EIMC"), an indirect wholly owned sub-sidiary of First Union National Bank ("FUNB"), is the investment advisor for the Funds. In return for providing investment management services, the Funds pay EIMC a management fee that is computed and paid daily. The management fee is computed daily at an annual rate 0.95% of each Fund's average daily net as-sets.

Evergreen Investment Services ("EIS"), an indirect, wholly owned subsidiary of FUNB, is the administrator to the Funds. As administrator, EIS provides the Funds with facilities, equipment and personnel. Prior to March 15, 2000, The BISYS Group, Inc. ("BISYS") served as the sub-administrator to the Funds and provided the officers of the Funds. Officers of the Funds and affiliated Trust-ees receive no compensation directly from the Funds.

For its services, the Funds pay the administrator a fee at the annual rate of 0.10% of each Fund's average daily net assets. The administration fee is calcu-lated by applying percentage rates, which start at 0.05% and decline to 0.01% per annum as net assets increase, to the average daily net assets of each Fund. The sub-administration fee was paid by the investment advisor until the sub-ad-ministration agreement with BISYS was terminated on March 14, 2000. For the pe-riod ended April 30, 2000, the Funds paid or accrued to EIS the following amounts for administrative and sub-administrative.

                                        Administration Sub-administration
                                        ---------------------------------
         Health Care Fund..............     $2,686            $95
         Technology Fund...............      2,176             82

Evergreen Service Company ("ESC"), an indirect, wholly owned subsidiary of FUNB, is the transfer and dividend disbursing agent for the Funds.

4. DISTRIBUTION PLANS

Evergreen Distributor, Inc. ("EDI"), a wholly owned subsidiary of BISYS, serves as principal underwriter to the Funds.

Each Fund has adopted Distribution Plans, as allowed by Rule 12b-1 of the 1940 Act, for each class of shares, except Class Y. Distribution plans permit a Fund to compensate its principal underwriter for costs related to selling shares of the Fund and for various other services. These costs, which consist primarily of commissions and service fees to broker-dealers who sell shares of the Fund, are paid by the Fund through "Distribution Plan expenses". Under the Distribu-tion Plans, Class A incurs distributions fees equal to 0.25% of the average daily net asset of the class, all of which is used to pay for shareholder serv-ice fees. Class B and Class C incur distribution fees equal to 1.00% of the av-erage daily net assets of each class. Of this amount, 0.25% is used to pay for shareholder service fees and 0.75% is used to pay for distribution-related costs. Distribution Plan expenses are calculated and paid daily.

During the period ended April 30, 2000, amounts paid or accrued to EDI pursuant to each Fund's Class A, Class B and Class C Distribution Plans were as follows:

                                                 Class A Class B Class C
                                                 -----------------------
         Health Care Fund.......................  $404   $24,971  $532
         Technology Fund........................   502    19,604   429

With respect to Class B and Class C shares, the principal underwriter may pay distribution fees greater than the allowable annual amounts each Fund is per-mitted to pay under the Distribution Plans.

Each of the Distribution Plans may be terminated at any time by vote of the In-dependent Trustees or by vote of a majority of the outstanding voting shares of the respective class.

5. CAPITAL SHARE TRANSACTIONS

The Funds have an unlimited number of shares of beneficial interest with $0.001 par value authorized. Shares of beneficial interest of the Funds are currently divided into Class A, Class B, Class C and Class Y. Transactions in shares of the Funds were as follows:

Healthcare Fund

                                                               Period Ended
                                                            April 30, 2000(a)
                                                            -------------------
                                                            Shares     Amount
--------------------------------------------------------------------------------
Class A
Shares sold................................................  39,540  $  457,167
Shares issued in reinvestment of distributions.............       0           0
Shares redeemed............................................  (6,082)    (86,730)
--------------------------------------------------------------------------------
Net increase...............................................  33,458     370,437
--------------------------------------------------------------------------------
Class B
Shares sold................................................ 470,000   4,700,000
Shares issued in reinvestment of distributions.............       0           0
Shares redeemed............................................       0           0
--------------------------------------------------------------------------------
Net increase............................................... 470,000   4,700,000
--------------------------------------------------------------------------------
Class C
Shares sold................................................  10,000     100,000
Shares issued in reinvestment of distributions.............       0           0
Shares redeemed............................................       0           0
--------------------------------------------------------------------------------
Net increase...............................................  10,000     100,000
--------------------------------------------------------------------------------
Class Y
Shares sold................................................  14,711     164,239
Shares issued in reinvestment of distributions.............       0           0
Shares redeemed............................................    (309)     (5,209)
--------------------------------------------------------------------------------
Net increase...............................................  14,402     159,030
--------------------------------------------------------------------------------
Net increase...............................................          $5,329,467
--------------------------------------------------------------------------------

(a) For the period from December 22, 1999 (commencement of operations) to April 30, 2000.

Technology Fund

                                                               Period Ended
                                                            April 30, 2000(a)
                                                            -------------------
                                                            Shares     Amount
--------------------------------------------------------------------------------
Class A
Shares sold................................................  64,574  $  706,631
Shares issued in reinvestment of distributions.............       0           0
Shares redeemed............................................  (4,825)    (57,233)
--------------------------------------------------------------------------------
Net increase...............................................  59,749     649,398
--------------------------------------------------------------------------------
Class B
Shares sold................................................ 471,664   4,720,118
Shares issued in reinvestment of distributions.............       0           0
Shares redeemed............................................       0           0
--------------------------------------------------------------------------------
Net increase............................................... 471,664   4,720,118
--------------------------------------------------------------------------------
Class C
Shares sold................................................  10,582     107,039
Shares issued in reinvestment of distributions.............       0           0
Shares redeemed............................................       0           0
--------------------------------------------------------------------------------
Net increase...............................................  10,582     107,039
--------------------------------------------------------------------------------
Class Y
Shares sold................................................  13,742     139,251
Shares issued in reinvestment of distributions.............       0           0
Shares redeemed............................................     (20)       (288)
--------------------------------------------------------------------------------
Net increase...............................................  13,722     138,963
--------------------------------------------------------------------------------
Net increase...............................................          $5,615,518
--------------------------------------------------------------------------------

(a) For the period from December 22, 1999 (commencement of operations) to April 30, 2000.

6. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were as follows for the period ended April 30, 2000:

                                                     Cost of    Proceeds
                                                    Purchases  from Sales
                                                   ----------------------
         Health Care Fund......................... $12,202,547 $7,576,107
         Technology Fund..........................  10,934,356  5,448,541

Each Fund loaned securities during the period ended April 30, 2000 to certain brokers who paid the Fund a negotiated lenders' fee. These fees are included in interest income. For the Health Care Fund, the value of securities on loan and the value of collateral (including accrued interest) amounted to $1,991,939 and $2,082,892, respectively. For the Technology Fund, the value of securities on loan and the value of collateral (including accrued interest) amounted to $1,269,892 and $1,306,509, respectively. During the period ended April 30, 2000, the Funds earned $1,035 and $702, respectively in income from securities lending.

7. EXPENSE REDUCTIONS

The Funds have entered into expense offset arrangements with ESC and their cus-todian whereby credits realized as a result of uninvested cash balances were used to reduce a portion of each Fund's related expenses. The assets deposited with ESC and the custodian under these expense offset arrangements could have been invested in income-producing assets. The Funds have also entered into brokerage/service arrangements with specific brokers who paid a portion of the Fund's expenses. During the period ended April 30, 2000, the Funds did not re-ceive any expense reductions.

8. DEFERRED TRUSTEES' FEES

Each Independent Trustee of each Fund may defer any or all compensation related to performance of their duties as Trustees. The Trustees' deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts are based on the investment performance of certain Evergreen Funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund's Trustees' fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

9. FINANCING AGREEMENT

On July 27, 1999, certain Evergreen Funds and a group of banks (the "Lenders") entered into a credit agreement. Under this agreement, the Lenders provide an unsecured revolving credit commitment in the aggregate amount of $1.050 bil-lion. The credit facility is allocated, under the terms of the financing agree-ment, among the Lenders. The credit facility is accessed by the Funds for tem-porary or emergency purposes to fund the redemption of their shares or for gen-eral working capital purposes as permitted by each Fund's borrowing restric-tions. Borrowings under this facility bear interest at 0.75% per annum above the Federal Funds rate (1.50% per annum above the Federal Funds rate during the period from and including December 1, 1999 through and including January 31,
2000). A commitment fee of 0.10% per annum is incurred on the average daily un-used portion of the revolving credit commitment. The commitment fee is allo-cated to all funds. For its assistance in arranging this financing agreement, First Union Capital Markets Corp. was paid a one-time arrangement fee of $250,000. State Street serves as paying agent for the funds and as paying agent is entitled to a fee of $20,000 per annum which is allocated to all the funds.

During the period ended April 30, 2000 the Funds did not borrow under this agreement.

10. CONCENTRATION OF RISK

Investment in a Fund that concentrates its investments in a single sector or industry entails greater risk than an investment in a Fund that invests its as-sets in numerous sectors or industries. The Fund may be vulnerable to any de-velopment in its concentration sector or industry that may weaken the sector or industry. As a result, the Fund's shares may fluctuate more widely in value than those of a Fund investing in a number of different sectors or industries.

                                Evergreen Funds

Money Market
Treasury Money Market Fund
Money Market Fund
Municipal Money Market Fund
Florida Municipal Money Market Fund
New Jersey Municipal Money Market Fund
Pennsylvania Municipal Money Market Fund

Tax Advantaged
Short Intermediate Municipal Bond Fund
High Grade Municipal Bond Fund
Municipal Bond Fund
Connecticut Municipal Bond Fund
Florida Municipal Bond Fund
Florida High Income Municipal Bond Fund
Georgia Municipal Bond Fund
Maryland Municipal Bond Fund
New Jersey Municipal Bond Fund
North Carolina Municipal Bond Fund
Pennsylvania Municipal Bond Fund
South Carolina Municipal Bond Fund
Virginia Municipal Bond Fund
Tax-Free High Income Fund

Income
Intermediate Term Bond Fund
U.S. Government Fund
Diversified Bond Fund
Strategic Income Fund
High Yield Bond Fund
Quality Income Fund
Short-Duration Income Fund

Balanced
Balanced Fund
Tax Strategic Foundation Fund
Foundation Fund
Growth & Income Utility Fund
Income and Growth Fund
Value Fund
Blue Chip Fund
Growth and Income Fund
Small Cap Value Fund
Select Equity Index Fund

Domestic Growth
Tax Strategic Equity Fund
Strategic Growth Fund
Stock Selector Fund
Evergreen Fund
Masters Fund
Omega Fund
Small Company Growth Fund
Aggressive Growth Fund
Growth Fund
Capital Growth Fund
Select Special Equity Fund

Global International
Global Leaders Fund
International Growth Fund
Global Opportunities Fund
Precious Metals Fund
Emerging Markets Growth Fund
Latin America Fund
Perpetual Global Fund
Perpetual International Fund

Express Line
800.346.3858

Investor Services
800.343.2898

www.evergreen-funds.com

54827                                                           555032   6/2000

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